Supplement to the
Fidelity® Capital Appreciation Fund, Fidelity® Disciplined Equity Fund, Fidelity® Focused Stock Fund, Fidelity® Stock Selector Small Cap Fund and Fidelity® Value Fund
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Rayna Lesser no longer serves as a co-manager of Fidelity® Stock Selector Small Cap Fund.

FCTB-16-01 1.803895.125	June 2, 2016

Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

Rayna Lesser no longer serves as a co-manager of the fund.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

ASCS-16-02 1.847517.120	June 2, 2016

Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class I
December 30, 2015
Prospectus

Rayna Lesser no longer serves as a co-manager of the fund.

ASCSI-16-01 1.855560.120	June 2, 2016

Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Rayna Lesser no longer serves as a co-manager of the fund.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ASCS-ASCSIB-16-02 1.881211.111	June 2, 2016

Supplement to the
Fidelity® Stock Selector Small Cap Fund
December 30, 2015
Prospectus

Rayna Lesser no longer serves as a co-manager of the fund.

SCS-16-01 1.708162.126	June 2, 2016